Employee benefits and sharebased payments (Details Narrative) - ARS ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Shares granted Corresponding to the Participants' Contributions	400	300	530
Defined contribution plan	January 1, 2006. Participants can make pre-tax contributions to the Plan of up to 2.5% of their monthly salary (“Base Contributions”) and up to 15% of their annual bonus (“Extraordinary Contributions”). Under the Plan, the Group matches employee contributions to the plan at a rate of 200% for Base Contributions and 300% for Extraordinary Contributions
IRSA [Member]
Statement [Line Items]
Fair value determined at the time of granting the plan after obtaining all the corresponding authorizations	$ 23.5
Defined contribution plan [member]
Statement [Line Items]
Contributions	$ 441	$ 369
Cresud [Member]
Statement [Line Items]
Fair value determined at the time of granting the plan after obtaining all the corresponding authorizations	$ 16.45